Intercompany Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Intercompany Transactions [Abstract]
Intercompany Transactions
(In millions)	2014	2013	2012

Cash from (used for) operating activities-continuing operations
Combined	$28,575	$27,555	$30,640
GE customer receivables sold to GECC	(1,918)	360	(1,809)
GECC dividends to GE	(3,000)	(5,985)	(6,426)
Other reclassifications and eliminations	(486)	537	(307)
	$23,171	$22,467	$22,098
Cash from (used for) investing activities-continuing operations
Combined	$(3,101)	$37,741	$19,208
GE customer receivables sold to GECC	1,766	262	2,005
Other reclassifications and eliminations	212	230	323
	$(1,123)	$38,233	$21,536
Cash from (used for) financing activities-continuing operations
Combined	$(23,126)	$(53,276)	$(59,063)
GE customer receivables sold to GECC	152	(622)	(196)
GECC dividends to GE	3,000	5,985	6,426
Other reclassifications and eliminations	274	(673)	473
	$(19,700)	$(48,586)	$(52,360)